Revenues (Tables)	12 Months Ended
Aug. 31, 2023
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	2023	2022	2021
	$	$	$
Sales of boats	1,287,979	2,459,365	2,080,110
Sales of parts and boat maintenance	324,720	97,721	75,205
Boat rental and boat club membership revenue	4,038,803	4,793,860	1,355,548
Other	—	—	2,925
	5,651,502	7,350,946	3,513,788

	Sale of	Rental of	2023
	electric boats	electric boats	Total
	$	$	$
Canada	348,570	—	348,570
USA	1,078,124	4,038,803	5,116,927
Other	186,005	—	186,005
	1,612,699	4,038,803	5,651,502

			2022	2021
	Sale of	Rental of
	electric boats	electric boats	Total	Total
	$	$	$	$
Canada	557,639	—	557,639	571,216
USA	1,292,666	4,793,861	6,086,527	2,692,599
Other	706,780	—	706,780	249,973
	2,557,085	4,793,861	7,350,946	3,513,788